BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Reserve of exchange differences on translation	$ (178,933)	$ (29,992)	$ (180,623)
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(90,528)	(15,961)	(70,685)
Arauco Forest Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(84,241)	(14,407)	(65,196)
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(18,015)	(3,543)	(17,007)
Sonae Arauco S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	15,880	(3,759)	(9,811)
Arauco Argentina S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(1)	(219)	(7,584)
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	6,636	5,842	(7,879)
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(10,052)	3,148	0
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ 1,388	$ (1,093)	$ (2,461)